ACCOUNTING PRINCIPLES (Policies)	12 Months Ended
Dec. 31, 2020
ACCOUNTING PRINCIPLES [Abstract]
Basis of preparation
1.3    Basis of preparation

a)	Conformity with IFRS

The combined financial statements of the Technip Energies Group have been prepared in accordance with IFRS as issued by the IASB and endorsed by the EU, under consideration of the principles for determining which assets and liabilities, income and expenses, as well as cash flows, are to be transferred to the Technip Energies Group as described in Note 1.4 Principles applied in preparing the combined financial statements below.

In preparing the combined historical financial information, certain accounting conventions commonly used for the preparation of combined historical financial information have been applied. The term “combined financial statements” is used when referring to financial information prepared by aggregating financial statements of segments, separate entities or components of groups that fail to meet the definition of a “group” under IFRS 10 “Consolidated financial statements” (“IFRS 10”). A key assumption underlying the preparation of combined financial statements is that there is a binding element for the economic activities throughout the period. The combined financial statements of the Technip Energies Group have been prepared by aggregating the financial information of Technip Energies Business that is bound together by common control but is not a legal group.
In the combined financial statements of the Technip Energies Group, the book value accounting approach (predecessor accounting method) has been applied in accordance with the principles for business combinations under common control. The combined financial statements of the Technip Energies Group present the companies and the business activities of TechnipFMC that were allocated to the Technip Energies Business in connection with the completion of the Spin-off in the manner in which they were included in the IFRS consolidated financial statements of TechnipFMC in the past.
Beginning January 1, 2016, the Technip Energies Group used the same accounting policies and valuation methods for the preparation of these combined financial statements, as those used by TechnipFMC in its preparation of its historical IFRS consolidated financial statements. The significant accounting policies used in the preparation of the combined financial statements have been disclosed under Note 1.5 Summary of significant accounting policies.

b)	Scope of combined financial statements

The scope of the combined financial statements has been determined based on the historical financial information of the Technip Energies Business and is comprised of TechnipFMC direct and indirect subsidiaries, the business activities of the Technip Energies Business that were historically conducted in direct and indirect subsidiaries of TechnipFMC and the Technip Energies Business’ investments in joint ventures and associates accounted for using the equity method.

Where the activities to be transferred by TechnipFMC to the Technip Energies Group met the definition of a business in accordance with IFRS 3 “Business Combinations” (“IFRS 3”) and were under TechnipFMC’s common control for all periods presented, the relevant assets and liabilities as well as income and expenses were included in the combined financial statements for the whole of the reporting periods starting from January 1, 2016.

Where the activities to be transferred by TechnipFMC to the Technip Energies Group met the definition of a business and were not under TechnipFMC’s common control for all periods presented, the relevant assets and liabilities as well as income and expenses were included in the combined financial statements starting from the date when common control was obtained.

Where business activities that met the definition of a business were sold during the reporting period, the relevant assets and liabilities as well as income and expenses were included in the combined financial statements as of and for the periods presented prior to the disposal date.

A full list of the entities included in the combined financial statements that are allocated to the Technip Energies Group as part of the Spin-off can be found in Note 27.

Regarding the companies that remain within TechnipFMC, but whose business operations are allocated to the Technip Energies Group or are transferred into legally independent Technip Energies companies, the assets and liabilities were allocated to and the employment contracts of the relevant employees were transferred to the Technip Energies Group. These transfers to existing or newly formed members of the Technip Energies Group took place during the financial years 2019 and 2020. For purposes of the combined financial statements, income, expenses, assets, liabilities and, where required, items recorded in accumulated other comprehensive income (loss) were attributed or allocated to the relevant activities of the Technip Energies Business based on management’s best estimate before these transfers were completed. Assets and liabilities were attributed, and income and expenses were allocated directly or, where this was not possible, indirectly based on appropriate allocation keys (for example on the basis of headcount or revenues), which were applied consistently across all periods presented.

Principles applied in preparing the combined financial statements
1.4    Principles applied in preparing the combined financial statements

The Technip Energies Business did not form a separate legal group of companies in the periods presented. As a result, the accompanying combined financial statements of the Technip Energies Business are derived (carved-out) from the TechnipFMC IFRS consolidated financial statements and accounting records, as well as those of its legacy companies for periods prior to its formation in January 2017. The combined financial statements include the assets and liabilities within TechnipFMC subsidiaries in such historical periods that are attributable to the Technip Energies Business and exclude the assets and liabilities within the Technip Energies Group in such historical periods that are not attributable to the Technip Energies Business. The combined financial statements include charges and allocation of expenses related to certain TechnipFMC business support functions including human resources operations, real estate and facility services (including site security and executive protection), procurement, information technology, commercial support services, and financial reporting and accounting operations. In addition, allocations were made for TechnipFMC corporate governance and administrative functions, including board of directors and other corporate functions, such as tax, corporate governance and listed company compliance, investor relations, internal audit, treasury, and communications functions.

The preparation of carve-out financial statements requires TechnipFMC’s management to make certain estimates and assumptions with respect to TechnipFMC, as well as with respect to its legacy companies for the period prior to its formation in January 2017, either at the balance sheet date or during the period that affects the reported amounts of assets, liabilities and expenses. Actual outcomes and results could differ from those estimates and assumptions. Management believes that the allocation methodology used was reasonable and that all allocations were performed on a basis that reasonably reflects the services received by the Technip Energies Group, the cost incurred on behalf of the Technip Energies Group and the assets and liabilities of the Technip Energies Group. Although the combined financial statements reflect management’s best estimate of all historical costs related to the Technip Energies Group, this may not necessarily reflect what the results of operations, financial position or cash flows of the Technip Energies Group would have been had the Technip Energies Group operated as an independent, publicly traded company for the periods presented, nor the future actual expenses and results of operations and financial position of Technip Energies Group on a standalone basis following the completion of the Spin-off. TechnipFMC’s management has deemed it impracticable to estimate the actual costs that would have been incurred if the Technip Energies Group had been an independent standalone company.

The following summarizes the accounting and other principles applied in preparing these combined financial statements.

a)	Combination principles in the combined financial statements

The transfers of business operations between the Technip Energies Group and TechnipFMC were classified as transactions under common control. The Technip Energies Group utilized the predecessor accounting method of carrying forward the historical carrying amounts recorded by TechnipFMC. The payments associated with the relevant transactions were recognized directly in Invested Equity as a contribution or distribution by the owners of the Technip Energies Group.

Technip’s acquisition of FMC Technologies did not result in any incremental additions to the Onshore/Offshore business segment. The acquisition of FMC Technologies did result in the addition of the Loading Systems business of FMC Technologies to TechnipFMC’s Surface Technologies business segment. The Loading Systems business will be part of the Technip Energies Business. On January 17, 2017, (the “Merger Date”), the goodwill derived from the merger was allocated to TechnipFMC’s Onshore/Offshore business segment and the other TechnipFMC business segments, Subsea and Surface Technologies. Approximately €1,453.6 million was allocated to TechnipFMC’s Onshore/Offshore business segment as it was expected that, although the merger did not add to the operational assets of the Onshore/Offshore business segment, the operations of the Onshore/Offshore business segment would benefit from the synergies of the combination of Technip and FMC Technologies. Accordingly, the goodwill of €1,453.6 million attributable to Technip’s legacy Onshore/Offshore business segment that resulted from the merger on January 17, 2017 was recorded in the Technip Energies Group’s combined financial statements starting from the merger date. See Note 1.1 Background for details regarding the merger transaction.

The combined financial statements of the Technip Energies Group include the goodwill carrying value from acquisitions made by legacy companies prior to the merger and from new acquisitions that occurred subsequently to the merger. See Note 2 Acquisitions and Divestitures for details on new acquisitions.

All income, expenses, assets and liabilities economically attributable to the Technip Energies Business were included in the combined financial statements.

The combined financial statements also include joint ventures and associates accounted for using the equity method. Investments accounted for using the equity method are initially recognized at cost and adjusted thereafter to recognize the Technip Energies Group’s share of the post-acquisition profits or losses of the investee in profit or loss, and the Technip Energies Group’s share of movements in other comprehensive income of the investee in other comprehensive income (loss). Basis differences arising on the initial recognition of investments accounted for using the equity method were accounted for in accordance with the principles applied for full consolidation.

Outstanding balances and transactions within the Technip Energies Group and all intercompany profits and losses from transactions within the Technip Energies Group were eliminated for purposes of the combined financial statements.

Combined Statement of Cash Flows - Transactions of the Technip Energies Group with TechnipFMC

Operating transactions of the Technip Energies Group with TechnipFMC were reported in the cash provided (required) by operating activities. Services recharged by TechnipFMC were also presented within cash provided (required) by operating activities in the same way as tax charges and benefits under the separate tax return approach.

Equity transactions reflecting the internal financing between the Technip Energies Group and TechnipFMC (in particular cash pooling) are included in the cash provided (required) by financing activities. The transactions with TechnipFMC also include cash inflows and outflows in connection with transfer agreements between the members of the Technip Energies Group and TechnipFMC, capital contributions and transfers from reserves in connection with the Spin-off.

b)	Invested equity

The Technip Energies Business did not comprise a separate legal entity or group of entities during the years ended December 31, 2020, 2019 and 2018. Therefore, it is not meaningful to present share capital or an analysis of reserves. Changes in net assets attributed to the Technip Energies Group are presented separately in the Combined Statement of Changes in Invested Equity through the line item “Net contributions from / (distributions to) TechnipFMC” and include allocation of income, expenses, assets and liabilities of TechnipFMC forming the Technip Energies Business as well as in the Combined Statement of Cash Flow through the line item “Net contributions from / (distributions to) TechnipFMC”, reflecting the internal equity financing between TechnipFMC and the Technip Energies Group during the periods presented.

The net invested equity of the Technip Energies Group is represented by Total Invested Equity in the Combined Statement of Changes in Invested Equity comprising Invested Equity and Retained Earnings, Accumulated Other Comprehensive Income (Loss) and Non-controlling Interests.

These combined financial statements are presented in Euro, which is the Technip Energies Group’s parent company’s functional and presentation currency. Various members of the Technip Energies Group have identified other foreign currencies as being their functional currencies. Foreign exchange gains and losses resulting from the translation of these entities’ assets and liabilities at the respective balance sheet date exchange rates and their statement of income items at the average exchange rates for each of the periods presented are recognized in the Combined Statement of Other Comprehensive Income. Differences arising from translating the results for the period and net invested equity items are recorded in the reserve “Accumulated Other Comprehensive Income (Loss)” within the Combined Statements of Changes in Invested Equity.

c)	Centrally provided services

The Combined Statements of Income and Other Comprehensive Income of the Technip Energies Group include an allocation of general corporate expenses from TechnipFMC for certain management and support functions that are provided on a centralized basis within TechnipFMC. These management and support functions include, but are not limited to, executive management, finance, legal, information technology, employee benefits administration, treasury, risk management, procurement and other shared services. These allocations were made on a direct usage basis when identifiable, with the remainder allocated mostly on the basis of revenue. These allocations have been considered to be a reasonable reflection of the utilization of services used by, or the benefits provided to, the Technip Energies Group, but may not reflect the expenses the Technip Energies Group would have incurred as a standalone company for the periods presented. TechnipFMC’s management has deemed it impracticable to estimate the actual costs that would have been incurred if the Technip Energies Group had been an independent standalone company. Refer to Note 25.2 for details on transactions with TechnipFMC. These allocations resulted in net expenses of €381.2 million, €322.8 million and €314.7 million in the years ended December 31, 2020, 2019 and 2018, respectively.

d)	Cash management and financing

Cash management and external financing is centralized and liquidity needs are mainly managed through internal cash pooling arrangements with a central treasury management subsidiary. The Technip Energies Group’s working capital needs have historically been funded mainly by cash pooling arrangements in addition to intercompany loans with the TechnipFMC central financing entity or between affiliates. Cash from TechnipFMC’s subsidiaries is transferred to TechnipFMC’s cash pooling arrangements, and TechnipFMC funds its subsidiaries operating and investing activities as necessary, including those of the Technip Energies Group. Transactions between the Technip Energies Group and TechnipFMC, considered to be effectively cash settled at the time the transaction is recorded, are disclosed as due to / due from TechnipFMC in the combined statements of financial position. On the contrary some transactions were forgiven at the time of the Spin-off. This effect has been reflected in the combined financials statements and is presented in the combined statements of cash flows as Net contributions from/ (distributions to) TechnipFMC.

The cumulative net transfers between TechnipFMC (as the parent) and the Technip Energies Group related to these transactions are recorded in Invested Equity And Retained Earnings in the combined financial statements.

The Technip Energies Group’s cash and cash equivalents and related interest income reflect the historical ownership of the legal entities that were transferred to the Technip Energies Group in connection with the Spin-off. Any cash and cash equivalents managed by the central treasury subsidiary which are held by legal entities remaining with TechnipFMC are presented as a net transfer of cash and assets between TechnipFMC and the Technip Energies Group in Invested Equity And Retained Earnings and only external balances are disclosed as cash and cash equivalents. Refer to Note 25.2 for details on related parties disclosures.

The Technip Energies Group’s external debt financing and the related interest expense reflect the historical ownership of the legal entities that became members of the Technip Energies Group in connection with the Spin-off.

No portion of TechnipFMC’s debt, cash, or cash equivalents have been attributed to these combined financial statements where they were not historically owned by a legal entity that is now part of the Technip Energies Group.

In addition, the cost of financing included in the combined financial statements may not necessarily represent what the finance costs would have been had the Technip Energies Group historically obtained financing on a stand-alone basis. These costs may not be indicative of the cost of financing for the Technip Energies Group in the future.

e)	Income tax

During the periods presented in these combined financial statements, the members of the Technip Energies Group that have been established as separate legal entities have operated as separate taxpayers. For these entities tax expense and tax liabilities or tax receivables in these combined financial statements are based on actual taxation.

During the periods presented, the operations of certain members of the Technip Energies Group have been included within other TechnipFMC legal entities. These Technip Energies Group entities did not file separate tax returns. Tax expense in these combined financial statements has been determined as if the members of the Technip Energies Group were separate taxpayers in the jurisdiction of their primary operations. Total tax expense for these hypothetical members of the Technip Energies Group was determined by applying the effective tax rate of the relevant members of the TechnipFMC Group to profit before tax. Current tax expense is the amount of tax payable or refundable based on each member of the Technip Energies Group’s hypothetical, current-year separate return. Deferred tax expense has been calculated based on changes in temporary differences and on any tax loss carry forwards that could be claimed on hypothetical returns.

The tax charges recorded in the combined statements of income are not necessarily representative of the tax charges that may arise in the future.

f)	Share-based payments

The Technip Energies Group’s key personnel have historically participated in TechnipFMC’s share-based incentive plans. The combined financial statements include employee costs related to these participations based on the awards and terms previously granted to the Technip Energies group’s employees. In addition, as part of the allocation of the centrally provided services as described above, a portion of share-based payment costs related to TechnipFMC’s top management has been allocated to the Technip Energies Group in the combined financial statements. The historical cost of share-based payments may not be indicative of the future expenses that will be incurred through incentive schemes that will be established for the Technip Energies Group’s key personnel following the Spin-off.

g)	Derivatives

External derivative financial contracts entered into by TechnipFMC have been, or will be prior to completion of the Spin-off, specifically assigned to the Technip Energies Group when such contracts are directly attributable to the Technip Energies Group’s business contracts. The derivative financial instruments assigned to the combined financial statements are composed primarily of foreign exchange rate forward contracts.

h)	Goodwill and fair value adjustments allocation

The goodwill and the related purchase price adjustments included in the combined financial statements are based on the following:

•	the goodwill and fair value adjustments allocated to Technip’s Onshore/Offshore business segment and Cybernetix prior to January 1, 2017,

•	the goodwill and fair value adjustments allocated to TechnipFMC’s Onshore/Offshore business segment as part of the merger of FMC Technologies and Technip that was completed on January 16, 2017, and

•	the goodwill and fair value adjustments allocated to Loading Systems business, part of the Spin-off at the date of the merger transaction that was completed on January 16, 2017.

The goodwill amounts correspond to the historically reported amounts in the IFRS consolidated financial statements of TechnipFMC. As the Technip Energies Group and the new reporting structure did not exist during the reporting periods presented, goodwill was tested for impairment based on the cash-generated unit structure used at that time by TechnipFMC to monitor goodwill.

i)	Pensions and similar obligations

The combined financial statements include the pension obligations and associated plan assets specifically assigned to Technip Energies legal entities. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method. Both active employees and those previously employed by the Technip Energies Group legal entities were included in the obligations of the respective Technip Energies Group’s entity.

j)	Earnings per share

Under IAS 33 “Earnings per Share” (“IAS 33”), Earnings Per Share (“EPS”) are based on the average number of outstanding shares over the year, after deducting treasury shares. Earnings per share amounts are calculated by dividing the net profit of the year by the sum of the weighted average number of outstanding shares. The number of outstanding shares used for the calculation is the one registered on February 16th, 2021, which is the day of the spin-off.

Recognition of revenue from customer contracts
a)	Recognition of revenue from customer contracts

Revenue is measured based on the consideration specified in a contract with a customer. The majority of our revenue is from long-term contracts associated with designing and manufacturing products and systems and providing services to customers involved in exploration and production of crude oil and natural gas. The Technip Energies Group recognizes revenue when or as it transfers control over a good or service to a customer.

Contract modifications - Contracts are often modified to account for changes in contract specifications and requirements. We consider contract modifications to exist when the modification either creates new, or changes the existing, enforceable rights and obligations. Most of our contract modifications are for goods or services that are not distinct from the existing contract due to the significant integration service provided in the context of the contract and are accounted for as if they were part of that existing contract. The effect of a contract modification on the transaction price and our measure of progress for the performance obligation to which it relates is recognized as an adjustment to revenue (either as an increase in or a reduction of revenue) on a cumulative catch-up basis.

Variable consideration - Due to the nature of the work required to be performed on many of existing performance obligations, the estimation of total revenue and cost at completion is complex, subject to many variables and requires significant judgment. It is common for the long-term contracts to contain variable considerations that can either increase or decrease the transaction price. Variability in the transaction price arises primarily due to liquidated damages. The Technip Energies Group considers its experience with similar transactions and expectations regarding the contract in estimating the amount of variable consideration to which it will be entitled and determining whether the estimated variable consideration should be constrained. We include estimated amounts in the transaction price to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is resolved. The estimates of variable consideration are based largely on an assessment of anticipated performance and all information (historical, current and forecasted) that is reasonably available to us.

Payment terms - Progress billings are generally issued upon completion of certain phases of the work as stipulated in the contract. Payment terms may either be fixed, lump-sum or driven by time and materials (i.e., daily or hourly rates, plus materials). Because typically the customer retains a small portion of the contract price until completion of the contract, contracts generally result in revenue recognized in excess of billings which we present as contract assets on the statement of financial position. Amounts billed and due from customers are classified as receivables on the statement of financial position. The portion of the payments retained by the customer until final contract settlement is not considered a significant financing component because the intent is to protect the customer. For some contracts, the Technip Energies Group may be entitled to receive an advance payment. The Technip Energies Group recognizes a liability for these advance payments in excess of revenue recognized and presents them as contract liabilities on the statement of financial position. The advance payment typically is not considered a significant financing component because it is used to meet working capital demands that can be higher in the early stages of a contract and to protect us from the other party failing to adequately complete some or all of its obligations under the contract.

Warranty - Certain contracts include an assurance-type warranty clause, typically between 18 and 36 months, to guarantee that the products comply with agreed specifications. A service-type warranty may also be provided to the customer; in such a case, management allocates a portion of the transaction price to the warranty as a separate performance obligation based on the estimated stand-alone selling price of the service-type warranty.

Allocation of transaction price to performance obligations - A contract’s transaction price is allocated to each distinct performance obligation and recognized as revenue, when, or as, the performance obligation is satisfied. To determine the proper revenue recognition method, we evaluate whether two or more contracts should be combined and accounted for as one single contract and whether the combined or single contract should be accounted for as more than one performance obligation. This evaluation requires significant judgment; some of our contracts have a single performance obligation as the promise to transfer the individual goods or services is not separately identifiable from other promises in the contracts and, therefore, not distinct. For contracts with multiple performance obligations, we allocate the contract’s transaction price to each performance obligation using our best estimate of the standalone selling price of each distinct good or service in the contract.

Cost-to-cost method - For long-term contracts, because of control transferring over time, revenue is recognized based on the extent of progress towards completion of the performance obligation. The cost-to-cost measure of progress for contracts is generally used because it best depicts the transfer of control to the customer which occurs as costs on the contracts are incurred. Under the cost-to-cost measure of progress, the extent of progress towards completion is measured based on the ratio of costs incurred to date to the total estimated costs at completion of the performance obligation. Revenues, including estimated fees or profits, are recorded proportionally as costs are incurred. Any expected losses on contracts in progress are charged to earnings, in total, in the period the losses are identified.

Right to invoice practical expedient - The right-to-invoice practical expedient can be applied to a performance obligation satisfied over time if we have a right to invoice the customer for an amount that corresponds directly to the value transferred to the customer for performance completed to date. When this practical expedient is used, variable consideration is not estimated at the inception of the contract to determine the transaction price or for disclosure purposes. Certain contracts have payment terms dictated by daily or hourly rates while other contracts may have mixed pricing terms that include a fixed fee portion. For contracts in which the customer is charged a fixed rate based on the time or materials used during the project that correspond to the value transferred to the customer, the Technip Energies Group recognizes revenue in the amount it has the right to invoice.

IFRS 15 “Revenue from contracts with customers”

Issued by the IASB in May 2014 and endorsed by the EU in October 2016, this standard became effective on January 1, 2018 and sets general accounting principles relating to revenue recognition. IFRS 15, Revenue from contracts with customers supersedes the previous standards on revenue recognition, particularly IAS 18 – Revenue, IAS 11 – Construction Contracts and the corresponding interpretations IFRIC 13, IFRIC 15, IFRIC 18 and SIC 31.

Effective January 1, 2018, the Technip Energies Group adopted IFRS 15. The standard requires companies to identify contractual performance obligations and determine whether revenue should be recognized at a point in time or over time based on when control of goods and services transfer to a customer.
It requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.

The Technip Energies Group adopted IFRS 15 using the modified retrospective method applied to those contracts that were not completed as of January 1, 2018 resulting in a €92.2 million reduction to the opening Invested Equity and Retained Earnings. Results for reporting periods beginning after January 1, 2018 are presented under IFRS 15. The Technip Energies Group elected to apply the contract modifications practical expedient and presented as of January 1, 2018 the aggregate effect of all of the modifications that occurred prior to the adoption date.

Impact on Primary Financial Statements

The impact to revenues from applying IFRS 15 for the year ended December 31, 2018 was an increase of €27.8 million. A difference between revenue recognized under IFRS 15 as compared to IAS 11 and IAS 18 exists for certain contracts in which physical progress was previously used as the measure of progress. Differences also existed between revenue recognized under old and new accounting standards for variable consideration and timing of recognizing margin.

A difference exists in the presentation of trade receivables, contract assets and contract liabilities. Since adoption of IFRS 15, the Technip Energies Group recognizes trade receivables when the Technip Energies Group has the unconditional right to payment. Previously, the Technip Energies Group reported certain billed amounts on a net basis within contract assets and contract liabilities when the legal right of offset was present within the contract.

Combined Statements of Income for the year ended December 31, 2018:

	Year Ended December 31, 2018
(In millions)	As reported	Effect of IFRS 15	Under IAS 11 and 18
Revenue	€5,365.2	€(27.8)	€5,337.4

Costs and expenses
Cost of sales	4,410.9	(12.1)	4,398.8
Selling, general and administrative expense	382.4	—	382.4
Research and development expense	26.8	—	26.8
Impairment, restructuring and other expenses	11.3	—	11.3
Merger transaction and integration costs	15.4	—	15.4
Total costs and expenses	4,846.8	(12.1)	4,834.7

Other expenses, net	(233.8)	—	(233.8)
Income from equity affiliates	28.7	(8.2)	20.5
Profit (loss) before net interest expense and income taxes	313.3	(23.9)	289.4
Financial income	71.0	—	71.0
Financial expense	(279.5)	—	(279.5)
Profit (loss) before income taxes	104.8	(23.9)	80.9
Provision for income taxes	190.4	(9.1)	181.3
Net profit (loss)	(85.6)	(14.8)	(100.4)
Net (profit) loss attributable to noncontrolling interests	0.2	—	0.2
Net profit (loss) attributable the owners of Technip Energies Group	€(85.4)	€(14.8)	€(100.2)

Combined Statement of Financial Position as of December 31, 2018:

	December 31, 2018
(In millions)	As reported	Effect of IFRS 15	Under IAS 11 and 18
Assets
Investments in equity affiliates	€48.9	€(8.4)	€40.5
Property, plant and equipment, net	111.7	—	111.7
Goodwill	2,178.4	—	2,178.4
Intangible assets, net	119.1	—	119.1
Deferred income taxes	88.9	(0.2)	88.7
Derivative financial instruments	3.1	—	3.1
Other non-current financial assets	39.7	—	39.7
Total non-current assets	2,589.8	(8.6)	2,581.2
Cash and cash equivalents	3,669.6	—	3,669.6
Trade receivables, net	1,094.9	(1,094.9)	—
Contract assets	272.0	474.9	746.9
Derivative financial instruments	7.7	—	7.7
Income taxes receivable	130.2	(1.3)	128.9
Advances paid to suppliers	125.7	—	125.7
Due from TechnipFMC	23.8	—	23.8
Other current assets	205.6	17.3	222.9
Total current assets	5,529.5	(604.0)	4,925.5
Total assets	€8,119.3	€(612.6)	€7,506.7

Invested equity and liabilities
Invested equity and retained earnings	€1,719.1	€77.4	€1,796.5
Accumulated other comprehensive income (loss)	(3.3)	3.9	0.6
Equity attributable to owners of the Technip Energies Group	1,715.8	81.3	1,797.1
Noncontrolling interests	2.9	(0.1)	2.8
Total invested equity	1,718.7	81.2	1,799.9
Deferred income taxes	46.5	2.2	48.7
Accrued pension and other post-retirement benefits, less current portion	114.8	—	114.8
Derivative financial instruments	14.1	—	14.1
Non-current provisions	32.5	—	32.5
Other liabilities	266.1	—	266.1
Total non-current liabilities	474.0	2.2	476.2
Short-term debt and current portion of long-term debt	630.0	—	630.0
Accounts payable, trade	1,132.3	18.6	1,150.9
Contract liabilities	2,945.0	(675.8)	2,269.2
Accrued payroll	202.0	—	202.0
Derivative financial instruments	23.5	—	23.5
Income taxes payable	49.1	2.3	51.4
Current provisions	398.2	—	398.2
Due to TechnipFMC	116.2	—	116.2
Other current liabilities	430.3	(41.1)	389.2
Total current liabilities	5,926.6	(696.0)	5,230.6
Total liabilities	6,400.6	(693.8)	5,706.8
Total equity and liabilities	€8,119.3	€(612.6)	€7,506.7

Foreign currency transactions
c)	Foreign currency transactions

Foreign currency transactions are translated into the functional currency at the exchange rate applicable on the transaction date.

At the closing date, monetary assets and liabilities stated in foreign currencies are translated into the functional currency at the exchange rate prevailing on that date. Resulting exchange gains or losses are directly recorded in the statement of income, except exchange gains or losses on cash accounts eligible for future cash flow hedging and for hedging on net foreign currency investments.

Translation of financial statements of subsidiaries in foreign currency
The statements of income of foreign subsidiaries are translated into Euro at the average exchange rate prevailing during the year. The statements of financial position are translated at the exchange rate at the closing date. Differences arising in the translation of financial statements of foreign subsidiaries are recorded in other comprehensive income (loss) as foreign currency translation reserve. Items that are recognized directly in equity are translated using the historical rates. The functional currency of the foreign subsidiaries is most commonly the local currency.

Business combinations
d)	Business combinations

Business combinations are accounted for using the acquisition method of accounting. Under the acquisition method, assets acquired and liabilities assumed are recorded at their respective fair values as of the acquisition date. Determining the fair value of assets and liabilities involves significant judgment regarding methods and assumptions used to calculate estimated fair values. The purchase price is allocated to the assets acquired, including identifiable intangible assets, and liabilities based on their estimated fair values. Any excess of the purchase price over the estimated fair values of the net assets acquired is recorded as goodwill. Identifiable assets are depreciated over their estimated useful lives.

Acquisition-related costs are expensed as incurred and included in the statement of income line item “Selling, general and administrative expenses”.

Adjustments recorded for a business combination on the provisional values of assets, liabilities and contingent liabilities are recognized as a retrospective change in goodwill when occurring within a 12-month period after the acquisition date and resulting from facts or circumstances that existed as of the acquisition date. After this measurement period ends, any change in valuation of assets, liabilities and contingent liabilities is accounted for in the statement of income, with no impact on goodwill.

Merger transaction and integration costs
e)	Merger transaction and integration costs

Merger transaction and other expenses are related to integration activities pertaining to combining the two legacy companies (Technip and FMC Technologies) and other acquisitions during the relevant periods.

Merger transaction and integration costs decreased to €0.0 million in 2020 from €15.2 million for 2019 as all integration initiatives associated with the Merger were completed or stopped after we decided to suspend efforts to consummate the Spin-off.

Segment information
f)	Segment information

Information by operating segment
The Technip Energies Group designs and builds onshore facilities related to the production, treatment and transportation of oil and gas; and designs, manufactures and installs fixed and floating platforms for the production and processing of oil and gas reserves for companies in the oil and gas industry.
IFRS 8 - Operating Segments require to determine operating segments based on information which is provided internally to the Chief Operating Decision Maker (the “CODM”). The Chief Executive Officer reviews and evaluates the Technip Energies Group’s operating performance to make decisions about allocating resources and has been identified as the CODM. Utilizing the internal reporting information provided to the CODM, it has been determined that the Technip Energies Group has a single operating segment.

Disaggregation of revenue
The Technip Energies Group disaggregates its revenue by the following geographic regions:

•	Europe & Russia;

•	Asia Pacific;

•	Africa & Middle East; and

•	Americas.

Geographical areas are defined according to the following criteria: specific risks associated with activities performed in a given area, similarity of economic and political framework, regulation of exchange control, and underlying monetary risks. The geographical breakdown is based on the contract delivery within the specific country.

Segment assets
Segment assets are measured in the same way as in the combined financial statements. These assets are attributed based on the physical location of the asset.

Goodwill
g)	Goodwill

Goodwill is measured at the acquisition date as the total of the fair value of consideration transferred, plus the proportionate amount of any non-controlling interest, plus the fair value of any previously held equity interest in the acquiree, if any, less the net recognized amount (generally at fair value) of the identifiable assets acquired and liabilities assumed.

Goodwill is allocated to cash-generating units that are expected to benefit from the business combination in which the goodwill arose and in all cases is at the operating segment level, which represents the lowest level at which goodwill is monitored for internal management purposes.

Goodwill is not amortized but it is tested for impairment annually, or more frequently if events or changes in circumstances indicate that it might be impaired and is carried at cost less accumulated impairment losses. Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold.

Property, plant and equipment
h)	Property, plant and equipment

In compliance with IAS 16 - Property, Plant and Equipment, an asset is recognized only if the cost can be measured reliably and if future economic benefits are expected from its use.

Property, plant and equipment could be initially recognized at cost or at their fair value in case of business combinations.

As per IAS 16, the Technip Energies Group uses different depreciation periods for each of the significant components of a single property, plant and equipment asset where the useful life of the component differs from that of the main asset. Following are the useful lives most commonly applied by the Technip Energies Group:

•	Buildings 10 to 50 years

•	IT Equipment 3 to 5 years

•	Machinery and Equipment 3 to 20 years

•	Office Fixtures 5 to 10 years

If the residual value of an asset is material and can be measured, it is taken into account in calculating its depreciable amount.

On a regular basis, the Technip Energies Group reviews the useful lives of its assets. That review is based on the effective use of the assets.

Depreciation costs are recorded in the statement of income as a function of the fixed assets’ use, split between the following line items: cost of sales, research and development expense, selling, general and administrative expenses.

In accordance with IAS 36 - Impairment of Assets, the carrying value of property, plant and equipment is reviewed for impairment whenever internal or external events indicate that there may be impairment, in which case, an impairment test is performed.

Intangible assets
i)	Intangible assets

Internally generated research and development costs

Research costs are expensed when incurred. In compliance with IAS 38 – Impairment of Assets, development costs are capitalized if all of the following criteria are met:

•	the projects are clearly identified;

•	the Technip Energies Group is able to reliably measure expenditures incurred for each project during its development;

•	the Technip Energies Group is able to demonstrate the technical and industrial feasibility of the project;

•	the Technip Energies Group has the financial and technical resources available to complete the project;

•	the Technip Energies Group can demonstrate its intention to complete, to use or to commercialize products resulting from the project; and

•	the Technip Energies Group is able to demonstrate the existence of a market for the output of the intangible asset, or, if it is used internally, the usefulness of the intangible asset.

IAS 38 capitalization criteria were not met for the Technip Energies Group’s ongoing development projects, therefore no development costs were capitalized. The Technip Energies Group capitalized costs on certain IT projects developed internally.

Other intangible assets

Intangible assets other than goodwill (including those acquired in a business combination) are amortized on a straight-line basis over their expected useful lives, as follows:

•	Backlog: as per the timeframe of the outstanding orders (usually less than 3 years)

•	Licenses, Patents and Trademarks: lower of 20 years or the period set forth in the legal conditions

•	Software (including software rights, proprietary IT tools, such as the E-procurement platform, or the Technip Energies Group’s management applications): 3 to 7 years

In accordance with IAS 36, the carrying value of intangible assets is reviewed for impairment whenever internal or external events indicate that there may be an impairment, in which case, an impairment test is performed.

Impairment of non-financial assets
j)	Impairment of non-financial assets

Non-financial assets, property, plant and equipment, and identifiable intangible assets being amortized are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of the asset or cash-generating unit (“CGU”) may not be recoverable. If any indication exists, or when annual impairment testing for an asset is required, the Technip Energies Group estimates the asset’s recoverable amount. The asset’s recoverable amount is the higher of an asset’s or CGU’s fair value less costs of disposal and the value in use. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

In assessing the value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset, including growth rates in revenues, costs, estimates of future expected changes in operating margins, tax rates and cash expenditures. Future revenues are also adjusted to match changes in the Technip Energies Group’s business strategy. Factors that could trigger a lower value in use estimate include sustained price declines of a CGU’s products and services, cost increases, regulatory or political environment changes, changes in customer demand, and other changes in market conditions, which may affect certain market participant assumptions used in the discounted future cash flow model.
In determining the fair value less costs of disposal, recent market transactions are taken into account. If no such transactions can be identified, an appropriate valuation model is used.

Goodwill is tested for impairment annually at October 31 or whenever changes in circumstances indicate that its carrying amount may not be recoverable. Impairment is determined for goodwill by assessing the recoverable amount of each CGU (or group of CGUs) to which the goodwill relates. When the recoverable amount of the CGU is less than its carrying amount, an impairment loss is recognized. Impairment losses relating to goodwill cannot be reversed in future periods.

Fair value measurement
k)	Fair value measurement

The Technip Energies Group measures certain financial instruments (including derivatives) at fair value at each balance sheet date.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Technip Energies Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the combined financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

•	Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets;

•	Level 2: Inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly;

•	Level 3: Unobservable inputs (e.g., a reporting entity’s own data).

For assets and liabilities that are recognized in the combined financial statements at fair value on a recurring basis, the Technip Energies Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

Financial assets
l)	Financial assets

Financial assets are categorized at initial recognition, as subsequently measured at either amortized cost, at fair value through other comprehensive income (“FVOCI”), or at fair value through profit or loss (“FVTPL”).

For debt instruments this classification depends on the financial asset’s contractual cash flow characteristics as well as business model according to which the Technip Energies Group is managing them. Financial assets are initially measured at their fair values plus, in the case of a financial asset not at fair value through profit or loss, transaction costs. Trade receivables that do not contain a significant financing component are measured at the transaction price determined under IFRS 15.

A financial asset is classified and measured at amortized cost or fair value through other comprehensive income (“OCI”) if and only if it gives rise to cash flows that are ‘solely payments of principal and interest (“SPPI”)’, i.e. the asset meets the SPPI test criteria, which are assessed at an instrument level.
The business model applied by the Technip Energies Group determines whether the cash flows from the instruments will be realized through collecting contractual cash flows, selling the financial assets, or both.

Transactions on financial assets that require delivery of assets within a time frame legally or contractually (regular way trades) are recognized on the trade date, being the date when the Technip Energies Group commits to acquire or sell the asset.

For purposes of subsequent measurement, financial assets are classified into three categories:

•	Financial assets at amortized cost

•	Financial assets at fair value through OCI, either with recycling or no recycling of cumulative gains and losses

•	Financial assets at fair value through profit or loss

Financial assets at amortized cost

A financial asset is measured at amortized cost if both of the following conditions are met:

•	The financial asset is held within a business model with the objective to hold financial assets in order to collect contractual cash flows; and

•	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding

Financial assets at amortized cost are subsequently measured using the effective interest rate and are also subject to impairment. Gains and losses are recognized in profit or loss within the Other expenses (net) line when the asset is derecognized, impaired or contractual cash flows change.

The Technip Energies Group’s financial assets at amortized cost include trade receivables, loans issued to third or related parties and debt notes receivable presented under other non-current assets or other current assets, as applicable.

Financial assets at fair value through OCI

The Technip Energies Group currently has no financial assets at fair value through OCI.

Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss include:

•	Financial assets held for trading (i.e., those which are acquired for the purpose of selling or repurchasing in the near term).

•	Financial assets designated upon initial recognition at fair value through profit or loss (in order to eliminate, or significantly reduce, an accounting mismatch), or

•	Financial assets required to be measured at fair value (i.e. assets with cash flows that are not solely payments of principal and interest, irrespective of the business model).

Derivatives, including separated embedded derivatives, are also classified as held for trading except for those designated as effective hedging instruments. Financial assets at fair value through profit or loss are carried in the statement of financial position at fair value with net changes in fair value recognized in the statement of income.

This category includes derivative instruments, listed and non-quoted equity investments which the Technip Energies Group had not irrevocably elected to classify at fair value through OCI, as well as certain liquid, frequently traded debt instruments such as treasury bills.

Dividends on listed equity investments are also recognized in the statement of income when the right of payment has been established.

Impairment of financial assets

An allowance for Expected Credit Losses (ECL) is recognized for all debt instruments not held at fair value through profit or loss. As opposed to the incurred loss approach, ECL is based on the difference between the carrying amount (as per the contractual cash flows of the instruments) and all the cash flows that the Technip Energies Group expects to receive, discounted at the original effective interest rate. The expected cash flows will include consideration of collaterals or other credit enhancements that are integral to the contractual terms.

In case of instruments for which there has not been a significant increase in credit risk since initial recognition, ECL is applied for default events that are possible within the next twelve months (a 12-month ECL). In case there has been a significant increase in credit risk since initial recognition, an ECL is applied over the remaining life of the exposure (lifetime ECL).
For trade receivables and contract assets, the Technip Energies Group applies a simplified approach permitted by IFRS 9. Therefore, the Technip Energies Group recognizes lifetime ECL at initial recognition and at each reporting date. The Technip Energies Group has considered historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment to determine lifetime expected losses.
For debt instruments recognized at amortized cost, as permitted by IFRS 9, the Technip Energies Group applies the low credit risk simplification. Accordingly, the Technip Energies Group evaluates whether the debt instrument is considered to have low credit risk at the reporting date, using available, reasonable and supportable information. The Technip Energies Group considers its internal credit rating of the debt instrument, and also considers that there has been a significant increase in credit risk when contractual payments are more than 90 days past due. For debt instruments that continue to have low credit risk after the evaluation, the Technip Energies Group assumes that there is no significant increase in the credit risk of the instrument.

ECL on such instruments is measured on a 12-month basis. However, when there has been a significant increase in credit risk since origination, the allowance will be based on the lifetime ECL. The Technip Energies Group uses the ratings from credit rating agencies both to determine whether the debt instrument has significantly increased in credit risk and to estimate ECLs.

The Technip Energies Group considers a financial asset in default when contractual payments are 90 days past due. Also, in cases when internal or external information indicates that it is unlikely to receive the outstanding contractual cash flows before considering any credit enhancements, the Technip Energies Group also considers a financial asset to be in default. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

Derecognition

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized when:

•	the rights to receive cash flows from the asset have expired; or

•
the Technip Energies Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either (a) the Technip Energies Group has transferred substantially all the risks and rewards of the asset, or (b) the Technip Energies Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Technip Energies Group has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if, and to what extent, it has retained the risks and rewards of ownership. When it has neither transferred nor retained substantially all of the risks and rewards of the asset, nor transferred control of the asset, the Technip Energies Group continues to recognize the transferred asset to the extent of its continuing involvement. In that case, the Technip Energies Group also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Technip Energies Group has retained.

Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Technip Energies Group could be required to repay.

Offsetting of financial instruments

Financial assets and financial liabilities are offset, and the net amount is reported in the combined statement of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, or to realize the assets and settle the liabilities simultaneously.

IFRS 9 “Financial instruments”

Effective January 1, 2018, IFRS 9 replaced IAS 39 bringing together all three aspects of the accounting for financial instruments: classification and measurement, impairment and hedge accounting. The Technip Energies Group has initially applied IFRS 9 on January 1, 2018. The Technip Energies Group did not restate prior periods but recognized the difference between the previous carrying amount and the new carrying amount in the opening Invested Equity And Retained Earnings as of January 1, 2018. The Technip Energies Group has elected not to apply the hedging requirements of IFRS 9 as amended by IFRS 9.7.2.21.

The effect of adopting IFRS 9 at January 1, 2018 was a decrease in Invested Equity and Retained Earnings of €1.3 million with a corresponding decrease in trade and loans receivables due to the adoption of the expected credit loss approach.

Classification and measurement

Under IFRS 9, financial instruments are subsequently measured at Fair Value Through Profit or Loss (“FVTPL”), amortized cost, or Fair Value Through Other Comprehensive Income (“FVOCI”). The classification is based on two criteria: the Technip Energies Group’s business model for managing the assets; and whether the instruments’ contractual cash flows represent solely payments of principal and interest on the principal amount outstanding. The assessment of the Technip Energies Group’s business model was made as of the date of initial application, January 1, 2018. The assessment of whether contractual cash flows on debt instruments solely comprised principal and interest was made based on the facts and circumstances at the initial recognition of the assets.

Classification and measurement criteria of IFRS 9 did not have a material impact:

(In millions)			Balance per IFRS 9 measurement category as of January 1, 2018
IAS 39 measurement category	As reported per IAS 39 at December 31, 2017	Impact of IFRS 9	Fair value through profit or loss	Amortized cost	Fair value through OCI
Loans and receivables
Trade receivables (Note 12)	€660.4	€(1.3)	€—	€659.1	€—
Security deposits and other (Note 10)	24.1	—	—	24.1	—
Due from TechnipFMC - Trade receivables (Note 24)	22.8	—	—	22.8	—
Due from TechnipFMC - Loans receivable (Note 24)	1.4	—	—	1.4	—
Available for sale
Quoted equity instruments at FVOCI (Note 10)	23.0	—	23.0	—	—
Total financial assets	€731.7	€(1.3)	€23.0	€707.4	€—

(In millions)	Balance per IAS 11 as reported at December 31, 2017	Impact of IFRS 9	Balance per IFRS 15 as reported as at January 1, 2018
Contract assets (Note 4)	€444.0	€—	€444.0
Total non-financial assets	€444.0	€—	€444.0

As a summary, upon the adoption of IFRS 9, the Technip Energies Group had the following required or elected reclassifications as at January 1, 2018:

•
Financial assets and financial liabilities previously measured at fair value through profit and loss under IAS 39 continue to be recognized as such, including cash, cash equivalents, derivatives and the redeemable financial liability from the Yamal acquisition.

•
Trade receivables, loans receivable and other financial assets classified as loans and receivables under IAS 39 are held to collect contractual cash flows and give rise to cash flows representing solely payments of principal and interest. Therefore, they are classified as financial assets at amortized cost.

•
Financial assets classified as available for sale (AFS) under IAS 39 are classified at fair value through profit and loss on January 1, 2018. Accordingly, the Technip Energies Group’s quoted equity instruments at January 1, 2018 are classified and measured at fair value through profit and loss. The carrying amount of these instruments as of adoption date was €23.0 million.

•	There is no change in the classification of the Technip Energies Group’s financial liabilities.

Impairment

The analysis conducted by the Technip Energies Group between the new standard requirements and the previous accounting principles for financial instruments has led to the difference regarding trade receivables and contract assets impairment. The adoption of IFRS 9 has changed the accounting for impairment losses for financial assets by replacing IAS 39’s incurred loss approach with a forward-looking Expected Credit Loss (“ECL”) approach. IFRS 9 requires recording an allowance for ECL’s for all loans and other financial assets not held at fair value through profit or loss.

For contract assets and trade receivables the Technip Energies Group has elected to apply a simplified approach and calculated an ECL based on loss rates from historical data. Under the simplified approach the Technip Energies Group develops loss-rate statistics on the basis of the amount written off over the life of the financial assets and adjusts these historical credit loss trends for current conditions and expectations about the future.

For short-term notes receivable an expected credit loss is calculated assuming the maximum possible loss in the event of a default (that is, the loan is fully drawn and no amount is recovered). Management established a probability of default based on the counterparty’s credit risk as determined by an external credit rating agency (Moody’s) and the maximum loss given default (average recovery rate of sovereign bond issuers as published by Moody’s). Based on these factors’ management determines the ECL for the Technip Energies Group’s short-term loans receivable. There are no long-term loans and notes receivable as of January 1, 2018 and December 31, 2018.

The adoption of the ECL requirements of IFRS 9 resulted in increases in impairment allowances of the Technip Energies Group’s financial assets impacting Invested Equity And Retained Earnings by €1.3 million as of January 1, 2018 as per the following reconciliation:

Derivative financial instruments and hedging
m)	Derivative financial instruments and hedging

Initial recognition and subsequent measurement

The Technip Energies Group uses derivative financial instruments, such as forward contracts, swaps and options to hedge its risks, in particular foreign exchange risks. Such derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into and are subsequently remeasured at fair value. Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.

Currently, every derivative financial instrument held by the Technip Energies Group is aimed at hedging future cash inflows or outflows against exchange rate fluctuations during the period of contract performance. Derivative instruments and in particular forward exchange transactions are aimed at hedging future cash inflows or outflows against exchange rate fluctuations in relation with awarded commercial contracts.

To hedge its exposure to exchange rate fluctuations during the bid-period of construction contracts, the Technip Energies Group occasionally enters into insurance contracts under which foreign currencies are exchanged at a specified rate and at a specified future date only if the new contract is awarded. The premium that the Technip Energies Group pays to enter into such an insurance contract is charged to the statement of income when paid. If the commercial bid is not successful, the insurance contract is automatically terminated without any additional cash settlements or penalties.

In some cases, the Technip Energies Group may enter into foreign currency options for some proposals during the bid-period. These options cannot be eligible for hedging.

For the purpose of hedge accounting, instruments qualifying as hedges are classified as:

•	Fair value hedges when hedging the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment

•
Cash flow hedges when hedging the exposure to variability in cash flows that is either attributable to a particular risk associated with a recognized asset or liability or a highly probable forecast transaction or the foreign currency risk in an unrecognized firm commitment

•	Hedges of a net investment in a foreign operation (the Technip Energies Group currently has no financial instruments designated for such hedging relationship)

Foreign currency treasury accounts designated for a contract and used to finance its future expenses in foreign currencies may qualify as a foreign currency cash flow hedge. Cash as a hedging instrument is determined as cash less accounts payable (including debts contracted on projects) plus accounts receivable (including loans contracted on projects) on reimbursable, services and completed contracts at closing date.

An economic hedging may occasionally be obtained by offsetting cash inflows and outflows on a single contract (“natural hedging”).

When implementing hedging transactions, each applicable member of the Technip Energies Group enters into forward exchange contracts with banks or with the member of the Technip Energies Group that performs centralized treasury management for the Technip Energies Group. However, only instruments that involve a third party outside of TechnipFMC are designated as hedging instruments.

At the inception of a hedge relationship, the Technip Energies Group formally designates and documents the hedge relationship to which it wishes to apply hedge accounting and the risk management objective and strategy for undertaking the hedge.

The documentation includes identification of the hedging instrument, the hedged item or transaction, the nature of the risk being hedged and how Technip Energies Group will assess the effectiveness of changes in the hedging instrument’s fair value in offsetting the exposure to changes in the hedged item’s fair value or cash flows attributable to the hedged risk. Such hedges are expected to be highly effective in achieving offsetting changes in fair value or cash flows and are assessed on an ongoing basis to determine that they actually have been highly effective throughout the financial reporting periods for which they were designated.
Hedges that meet all the qualifying criteria for hedge accounting are accounted for as described below. The fair value of derivative financial instruments is estimated on the basis of valuations provided by bank counterparties or financial models commonly used in financial markets, using market data as of the statement of financial position date.
A derivative instrument qualifies for hedge accounting (fair value hedge or cash flow hedge) when there is a formal designation and documentation of the hedging relationship, and of the effectiveness of the hedge throughout the life of the contract. A fair value hedge aims at reducing risks incurred by changes in the market value of some assets, liabilities or firm commitments. A cash flow hedge aims at reducing risks incurred by variations in the value of future cash flows that may impact net profit (loss).
In order for a currency derivative to be eligible for hedge accounting treatment, the following conditions have to be met:

•	its hedging role must be clearly defined and documented at the date of inception; and

•
its effectiveness should be proved at the date of inception and/or as long as it remains effective. If the effectiveness test results in a score between 80% and 125%, changes in fair value or in cash flows of the covered element must be almost entirely offset by the changes in fair value or in cash flows of the derivative instrument.

All derivative instruments are recorded and disclosed in the statement of financial position at fair value:

•	derivative instruments considered as hedging are classified as current assets and liabilities, as they follow the operating cycle; and

•	derivative instruments not considered as hedging are also classified as current assets and liabilities.

Changes in fair value are recognized as follows:

•
regarding cash flow hedges, the portion of the gain or loss corresponding to the effectiveness of the hedging instrument is recorded directly in other comprehensive income, and the ineffective portion of the gain or loss on the hedging instrument is recorded in the statement of income. The exchange gain or loss on derivative cash flow hedging instruments, which is deferred in equity, is reclassified in the net profit (loss) of the year(s) in which the specified hedged transaction affects the statement of income;

•
the changes in fair value of derivative financial instruments that qualify as fair value hedge are recorded as financial income or expenses. The ineffective portion of the gain or loss is immediately recorded in the statement of income. The carrying amount of a hedged item is adjusted by the gain or loss on this hedged item which may be allocated to the hedged risk and is recorded in the statement of income; and

•	the changes in fair value of derivative financial instruments that do not qualify as hedging in accounting standards are directly recorded in the statement of income.

Embedded derivatives

A derivative embedded in a hybrid contract, with a financial liability or non-financial host, is separated from the host and accounted for as a separate derivative if:

•	the economic characteristics and risks are not closely related to the host;

•	a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative; and

•	the hybrid contract is not measured at fair value through profit or loss.

Embedded derivatives are measured at fair value with changes in fair value recognized in profit or loss. Reassessment only occurs if there is either a change in the terms of the contract that significantly modifies the cash flows that would otherwise be required or a reclassification of a financial asset out of the fair value through profit or loss category.

Advances paid to suppliers
n)	Advances paid to suppliers

Advance payments made to suppliers under long-term contracts are shown under the “Advances Paid to Suppliers” line item, on the asset side of the combined statement of financial position.

Trade receivables
o)	Trade receivables

Trade receivables are amounts due from customers for goods sold or services performed in the ordinary course of business. Trade receivables are recognized initially at the amount of consideration that is unconditional unless they contain significant financing components, when they are recognized at fair value. The Technip Energies Group holds trade receivables with the objective to collect the contractual cash flows and therefore measures them subsequently at amortized cost using the effective interest method.

Impairment of trade receivables

Since January 1, 2018, the Technip Energies Group has applied the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all trade receivables and contract assets. The Technip Energies Group’s trade receivables and contracts assets constitute a homogeneous portfolio, therefore, to measure the expected credit losses, trade receivables and contract assets have been grouped based on a selection of the members of the Technip Energies Group that cover a representative part of the Technip Energies Group’s combined trade receivables and contract assets at each period end. Contract assets relate to unbilled work in progress and have substantially the same risk characteristics as the trade receivables for the same types of contracts. The Technip Energies Group has therefore concluded that the expected loss rates for trade receivables are a reasonable approximation of the loss rates for contract assets.

Cash and cash equivalents
p)	Cash and cash equivalents

Cash and cash equivalents consist of cash in bank and in hand, as well as securities fulfilling the following criteria: an original maturity of less than three months, highly liquid, a fixed exchange value and an insignificant risk of loss of value. Securities are measured at their market value at year-end. Any change in fair value is recorded in the statement of income.

Share-based compensation
q)	Share-based compensation

The Technip Energies Group employees participated in TechnipFMC’s share-based plans accounted for in accordance with IFRS 2 “Share-based payments” (“IFRS 2”). Share-based compensation expense has been allocated to the Technip Energies Group based on the awards and terms previously granted to the Technip Energies Group’s employees as well as an allocation of TechnipFMC’s management expenses attributable to the Technip Energies Group. The measurement of share-based compensation expense on restricted share awards is based on the market price at the grant date and the number of shares awarded. The fair value of performance shares is estimated using a combination of the closing stock price on the grant date and the Monte Carlo simulation model.

TechnipFMC used the Black-Scholes options pricing model to measure the fair value of share options granted on or after January 1, 2017, excluding from such valuation the service and non-market performance conditions (which are considered in the expected number of awards that will ultimately vest) but including market conditions (Note 16).

The share-based compensation expense for each award is recognized during the vesting period (i.e. the period in which the service and, where applicable, the performance conditions are fulfilled). The cumulative expense recognized for share-based employee compensation at each reporting date reflects the already expired portion of the vesting period and the Technip Energies Group’s best estimate of the number of awards that will ultimately vest. The expense or credit in the statement of income for a period represents the movement in cumulative expense recognized as at the beginning and end of that period.

Provisions
r)	Provisions

Provisions are recognized if and only if the following criteria are simultaneously met:

•	the Technip Energies Group has an ongoing obligation (legal or constructive) as a result of a past event;

•	the settlement of the obligation will likely require an outflow of resources embodying economic benefits without expected counterpart; and

•	the amount of the obligation can be reliably estimated: provisions are measured according to the risk assessment or the exposed charge, based upon best-known elements.

Contingencies related to contracts

These provisions relate to claims and litigations on contracts.

Restructuring

Once a restructuring plan has been decided and the interested parties have been informed, the plan is scheduled and valued. Restructuring provisions are recognized in accordance with IAS 37 - Provisions, Contingent Liabilities and Contingent Assets and presented within Impairment, Restructuring and Other Expenses (Income) in the Combined Statement of Income.

Pensions and other long-term benefits
s)	Pensions and other long-term benefits

The Technip Energies Group sponsors various end-of-service and retirement employee benefit plans. Payments under such employee benefit plans are made either at the date of the employee’s termination of service with the Technip Energies Group or at a subsequent date or dates in accordance with the laws and practices of each country in which a participant resides. Depending on the employing entity the main defined benefit plans can be:

•	end-of-career benefits, to be paid at the retirement date;

•	deferred compensation, to be paid when an employee leaves the Technip Energies Group;

•	retirement benefits to be paid in the form of a pension.

The Technip Energies Group assesses its obligations in respect of employee pension plans and other long-term benefits such as “jubilee benefits”, post-retirement medical benefits, special termination benefits and cash incentive plans. The plan assets are recorded at fair value based on recognized and uniform actuarial methods performed by an independent actuary.

The obligations of providing benefits under defined benefit plans are determined by independent actuaries using the projected unit credit actuarial valuation method as per IAS 19 - Employee Benefits.

The actuarial assumptions used to determine the obligations may vary depending on the country. The actuarial estimation is based on usual parameters such as future wage and salary increases, life expectancy, staff turnover rate and inflation rate.

The defined benefit liability equals the present value of the defined benefit obligation after deducting the plan assets. Present value of the defined benefit obligation is determined using present value of future cash disbursements based on interest rates of corporate bonds, in the currency used for benefit payment, and whose term is equal to the average expected life of the defined benefit plan.

According to amended IAS 19, the actuarial gains and losses resulting from adjustments related to experience and changes in actuarial assumptions are now recorded in other comprehensive income (see Note 18 - Pensions and other long-term employee benefit plans).

Deferred income tax
t)	Deferred income tax

Deferred tax assets and liabilities are recognized in accordance with IAS 12 - Income Taxes, and are based on all temporary book-tax basis differences as of the closing date measured at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax assets and liabilities are reviewed at each closing date to take into account the effect of any changes in tax law and in the prospects of recovery.

Deferred income tax assets are recognized for all deductible temporary differences, unused tax credit carry-forwards and unused tax loss carry-forwards, to the extent that it is probable that taxable profit will be available.

Deferred income tax liabilities are recognized for all taxable temporary differences, except in certain specific circumstances, in accordance with the provisions of IAS 12.
Tax assets and liabilities are not discounted.

Financial liabilities
u)	Financial liabilities

Financial liabilities are classified, at initial recognition, as:

•
financial liabilities at fair value through profit or loss (i.e. instruments held for trading including derivatives not designated as hedging instruments and also instruments designated upon initial recognition at fair value through profit or loss),

•	financial debt,

•	trade and other payables, or

•	derivatives designated as hedging instruments in an effective hedge.

Financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.

Financial liabilities at fair value through profit or loss

Financial liabilities are classified as held for trading if they are incurred for the purpose of repurchasing in the near term.

Gains or losses on liabilities held for trading are recognized in the statement of income.

The Technip Energies Group has not elected to designate any financial liability as at fair value through profit or loss.

Financial debts (Current and non-current)

Current and non-current financial debts include borrowings and commercial paper programs. After initial recognition, borrowings are measured at amortized cost using the effective interest rate method. Transaction costs are included in the cost of debt on the liability side of the statement of financial position, as an adjustment to the nominal amount of the debt. The difference between the initial debt and redemption at maturity is amortized at the effective interest rate.

Derecognition

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the statement of income.

Current/ non-current distinction
v)	Current/ non-current distinction

The distinction between current assets and liabilities, and non-current assets and liabilities is based on the operating cycle of contracts. If related to contracts, assets and liabilities are classified as “current”; if not related to contracts, assets and liabilities are classified as “current” if their maturity is less than 12 months or “non-current” if their maturity exceeds 12 months.

Use of critical accounting estimates, judgments and assumptions
1.6    Use of critical accounting estimates, judgments and assumptions

The preparation of the combined financial statements requires the use of critical accounting estimates, judgments and assumptions and that may affect the assessment and disclosure of assets and liabilities as well as income and expenses. Estimates may be revised if the circumstances and the assumptions on which they were based change, if new information becomes available, or as a result of greater experience. Consequently, the actual result from operations may differ from these estimates.

Other disclosures relating to the Technip Energies Group’s exposure to risks and uncertainties include:

•	Principles applied in preparing the combined financial statements (Note 1)

•	Capital management (Note 15)

•	Market related exposures (Note 26)

a)	Judgments

The main judgments made in the combined financial statements of the Technip Energies Group relate to the merger related goodwill and revenue recognition.

Accounting for the merger related goodwill

As noted previously in Note 1.4, the €1,453.6 million of goodwill allocated to the Onshore/Offshore operating segment on the merger date was the direct result of FMC Technologies and Technip merger. Because goodwill attributed to the carve-out entity using the parent’s basis is acquisition-specific, it may include synergistic goodwill that the parent entity previously assigned to its other CGU or GCGU that were expected to benefit from the synergies of the business combination. Accordingly, because the Onshore/Offshore operating segment is being carved-out and included in the combined financial statements of the Technip Energies Group, management determined that it is most appropriate to include the associated Onshore/Offshore operating segment’s goodwill with the Technip Energies Group.

Revenue recognition

The majority of the Technip Energies Group’s revenue is derived from long-term contracts that can span several years. Effective January 1, 2018, the Technip Energies Group accounts for revenue in accordance with IFRS 15. The unit of account in IFRS 15 is a performance obligation. A contract’s transaction price is allocated to each distinct performance obligation and recognized as revenue when, or as, the performance obligation is satisfied. Performance obligations are satisfied over time as work progresses.

A significant portion of total revenue recognized over time primarily relates to the entire range of onshore facilities and fixed and floating offshore oil and gas facilities that involve the design, engineering, manufacturing, construction, and assembly of complex, customer-specific systems. Because of control transferring over time, revenue is recognized based on the extent of progress towards completion of the performance obligation. The selection of the method to measure progress towards completion requires judgment and is based on the nature of the products or services to be provided. The Technip Energies Group generally uses the cost-to-cost measure of progress for its contracts because it best depicts the transfer of control to the customer that occurs as the Technip Energies Group incurs costs on its contracts. Under the cost-to-cost measure of progress, the extent of progress towards completion is measured based on the ratio of costs incurred to date to the total estimated costs at completion of the performance obligation. Revenues, including estimated fees or profits, are recorded proportionally as costs are incurred.

Due to the nature of the work required to be performed on performance obligations, the estimation of total revenue and cost at completion is complex, subject to many variables, and requires significant judgment. It is common for long-term contracts to contain award fees, incentive fees, or other provisions that can either increase or decrease the transaction price. The estimated amounts in the transaction price are included when management believes there is an enforceable right to the modification, the amount can be estimated reliably, and its realization is probable. The estimated amounts are included in the transaction price to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is resolved.

The Technip Energies Group executes contracts with its customers that clearly describe the equipment, systems, and/or services. After analyzing the drawings and specifications of the contract requirements, project engineers estimate total contract costs based on their experience with similar projects and then adjust these estimates for specific risks associated with each project, such as technical risks associated with a new design. Costs associated with specific risks are estimated by assessing the probability that conditions arising from these specific risks will affect total cost to complete the project. After work on a project begins, assumptions that form the basis for the calculation of total project cost are examined on a regular basis and estimates are updated to reflect the most current information and management’s best judgment.

Adjustments to estimates of contract revenue, total contract cost, or extent of progress toward completion are often required as work progresses under the contract and as experience is gained, even though the scope of work required under the contract may not change. The nature of accounting for long-term contracts is such that refinements of the estimating process for changing conditions and new developments are continuous and characteristic of the process.
Consequently, the amount of revenue recognized over time is sensitive to changes in estimates of total contract costs. There are many factors, including, but not limited to, the ability to properly execute the engineering and design phases consistent with customers’ expectations, the availability and costs of labor and material resources, productivity, and weather, all of which can affect the accuracy of cost estimates, and ultimately, a future profitability.

During the year ended December 31, 2020, the Technip Energies Group recognized changes in estimates that had an impact on its margin in the amounts of €455.8 million compared to €712.0 million in 2019 and €322.1 million in 2018. The changes in contract estimates are attributed to better than expected performance throughout the execution of Technip Energies’ projects.

See Note 1.5 for a detailed description of revenue accounting policies thereon.

b)	Estimates and assumptions

The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amount of assets and liabilities within the next financial year relate to income taxes, pension accounting, impairment of non-financial assets and estimates related to fair value for purposes of assessing goodwill for impairment and are described below.

Income taxes

Income tax expense, deferred tax assets and liabilities, and reserves for uncertain tax positions reflect management’s best assessment of estimated future taxes to be paid. The Technip Energies Group is subject to income taxes in France and numerous other jurisdictions. Significant judgments and estimates are required in determining the combined income tax expense.

In determining the current income tax provision, management assesses temporary differences resulting from differing treatments of items for tax and accounting purposes. These differences result in deferred tax assets and liabilities, which are recorded in the combined statements of financial position. When management assesses deductible temporary differences, including those originating from tax losses carried forward, management must assess the probability that these will be recovered through the future taxable income. To the extent management believes recovery is not probable, no deferred tax asset is recognized. Management believes the assessment related to the availability of future taxable income is a critical accounting estimate because it is highly susceptible to change from period to period, requires management to make assumptions about future income over the period of deductible temporary differences, and finally, the impact of increasing or decreasing deferred tax assets is potentially material to the results of operations.

Forecasting future income requires the use of a significant amount of judgment. In estimating future income, management uses internal operating budgets and long-range planning projections. Management develops its budgets and long-range projections based on recent results, trends, economic and industry forecasts influencing the Technip Energies Group’s performance, its backlog, planned timing of new product launches and customer sales commitments. Significant changes in management’s judgment related to the expected realizability of deductible temporary differences result in an adjustment to the associated deferred tax asset.

The calculation of income tax expense involves dealing with uncertainties in the application of complex tax laws and regulations in numerous jurisdictions in which the Technip Energies Group operates. Management recognizes tax benefits related to uncertain tax positions when, in management’s judgment, it is more likely than not that such positions will be sustained on examination, including resolutions of any related appeals or litigation, based on the technical merits. Management adjusts liabilities for uncertain tax positions when its judgment changes as a result of new information previously unavailable. Due to the complexity of some of these uncertainties, their ultimate resolution may result in payments that are materially different from current estimates. Any such differences will be reflected as adjustments to income tax expense in the periods in which they are determined.
For further information, see Note 7 to the combined financial statements.

Accounting for pension and other post-retirement benefit plans

The Technip Energies Group’s pension and other post-retirement (health care and life insurance) obligations are described in Note 18 to the combined financial statements.
The determination of the projected benefit obligations of pension and other post-retirement benefit plans are important to the recorded amounts of such obligations in the combined statements of financial position and to the amount of pension expense in the combined statements of income. To measure the projected benefit obligations of pension and other post-retirement benefit plans and the expense associated with such benefits, management must make a variety of assumptions and estimates, including discount rates used to value certain liabilities, rates of compensation increase, employee turnover rates, retirement rates, mortality rates and other factors. Management updates these assumptions and estimates on an annual basis or more frequently upon the occurrence of significant events. These accounting assumptions and estimates take into account the risk of change due to the uncertainty and difficulty in estimating these measures. Different assumptions and estimates used by management could result in recognition of different amounts of expense over different periods of time.
The discount rate affects the interest cost component of net periodic pension cost and the calculation of the projected benefit obligation. The discount rate is based on rates at which the pension benefit obligation could be effectively settled on a present value basis. Discount rates are derived by identifying a theoretical settlement portfolio of long-term, high quality (“AA” rated) corporate bonds at determination date that is sufficient to provide for the projected pension benefit payments. A single discount rate is determined that results in a discounted value of the pension benefit payments that equate to the market value of the selected bonds. The resulting discount rate is reflective of both the current interest rate environment and the pension’s distinct liability characteristics. Significant changes in the discount rate, such as those caused by changes in the yield curve, the mix of bonds available in the market, the duration of selected bonds and the timing of expected benefit payments, may result in volatility in pension expense and pension liabilities.

Due to the specialized and statistical nature of these calculations which attempt to anticipate future events, management engages third-party specialists to assist in evaluating assumptions as well as appropriately measuring the costs and obligations associated with these pension and other post-retirement benefits.

The actuarial assumptions and estimates made by management in determining pension and other post-retirement benefit obligations may materially differ from actual results as a result of changing market and economic conditions and changes in plan participant assumptions. While management believes the assumptions and estimates used are appropriate, differences in actual experience or changes in plan participant assumptions may materially affect the Technip Energies Group’s financial position or results of operations.

Impairment of non-financial assets

Property, plant and equipment and identifiable intangible assets being amortized are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of the non-financial assets may not be recoverable. The carrying amount of a non-financial asset is not recoverable if it exceeds the recoverable amount determined as the higher of an asset’s fair value less costs of disposal and its value in use. If it is determined that an impairment loss has occurred, the loss is measured as the amount by which the carrying amount of the non-financial asset exceeds its recoverable amount. The determination of future value in use as well as the estimated fair value of non-financial assets involves significant estimates on the part of management. Because there usually is a lack of quoted market prices for non-financial assets, fair value of impaired assets is typically determined based on the present values of expected future cash flows using discount rates believed to be consistent with those used by principal market participants or based on a multiple of operating cash flow validated with historical market transactions of similar assets where possible. The expected future cash flows used for impairment reviews and related fair value calculations are based on judgmental assessments of future productivity of the asset, operating costs and capital decisions and all available information at the date of review. If future market conditions deteriorate beyond current expectations and assumptions, impairments of non-financial assets may be identified if management concludes that the carrying amounts are no longer recoverable.

Refer to Note 1.5 for estimates and accounting policies relevant to property, plant and equipment and intangible assets.

Impairment of goodwill

Goodwill represents the excess of cost over the fair market value of net assets acquired in business combinations. Goodwill is not subject to amortization but is tested for impairment at the level of CGU or GCGUs the goodwill has been allocated to, on an annual basis, or more frequently if impairment indicators arise. Management has established October 31 as the date of its annual test for impairment of goodwill. Management identifies a potential impairment by comparing the recoverable amount of the applicable CGU or GCGUs to its carrying amount, including goodwill. If the carrying amount exceeds the recoverable amount of the applicable CGU or GCGUs, management measures the impairment by comparing the carrying value of the CGU or GCGUs to its recoverable amount. CGUs with goodwill are tested for impairment using a quantitative impairment test.

Determining the recoverable amount of CGUs is judgmental in nature and involves the use of significant estimates and assumptions. Management estimates the recoverable amount of the Technip Energies Group CGUs using a discounted future cash flow model. The majority of the estimates and assumptions used in a discounted future cash flow model on a pre-tax basis involve unobservable inputs reflecting management’s own assumptions about the assumptions market participants would use in estimating the fair value of a business. These estimates and assumptions include revenue growth rates and operating margins used to calculate projected future cash flows, discount rates and future economic and market conditions. The estimates are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and do not reflect unanticipated events and circumstances that may occur.

A lower recoverable amount estimate in the future for any of the Technip Energies Group’s CGUs could result in a goodwill impairment. Factors that could trigger a lower recoverable amount estimate include sustained price declines of the CGUs’ products and services, cost increases, regulatory or political environment changes, changes in customer demand, and other changes in market conditions, which may affect certain market participant assumptions used in the discounted future cash flow model based on internal forecasts of revenues and expenses over a specified period plus a terminal value (the income approach).

The income approach estimates recoverable amount by discounting each CGU’s estimated future cash flows using a weighted-average cost of capital that reflects current market conditions and the risk profile of CGU’s. To arrive at future cash flows, management uses estimates of economic and market assumptions, including growth rates in revenues, costs, estimates of future expected changes in operating margins, tax rates and cash expenditures. Future revenues are also adjusted to match changes in the Technip Energies Group business strategy. Management believes this approach is an appropriate valuation method and utilizes this approach in determining the CGUs valuations.

Refer to Note 10 to the combined financial statements for additional information related to goodwill impairment testing during the periods presented.

Changes in accounting policies and disclosures
1.7    Changes in accounting policies and disclosures

a)	Standards, amendments and interpretations effective in 2020

The Company has applied the following standards and amendments for the first time in its consolidated financial statements for the year ended December 31, 2020:

•	Definition of a Business - Amendments to IFRS 3 “Business Combinations” (“IFRS 3”);

•	Definition of Material - Amendments to IAS 1 and IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors” (“IAS 8”);

•
Interest rate benchmark reform - Amendments to IFRS 9 “Financial instruments” (“IFRS 9”), IAS 39 “Financial Instruments: Recognition and Measurement” (“IAS 39”) and IFRS 7 "‘Financial Instruments: Disclosures" ("IFRS 7");

•	Revised Conceptual Framework for Financial Reporting.

•
Covid-19 Related Rent Concessions – Amendment to IFRS 16. The standard sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for most leases under a single on-balance sheet model. The amendment provide lessees with an exemption from assessing whether a COVID-19-related rent concession is a lease modification.

The new standards and amendments did not have any impact on the Company's accounting policies and did not require retrospective adjustments.

b)	Standards, amendments and interpretations to existing standards that are issued, not yet effective and have not been early adopted as of December 31, 2020

Certain new accounting standards and interpretations have been published that are not mandatory for December 31, 2020 reporting periods and have not been early adopted by the Company. The assessment of the impact of these new standards and interpretations is set out below.

IFRS 17 “Insurance Contracts”

This standard replaces IFRS 4, which currently permits a wide variety of practices in accounting for insurance contracts. IFRS 17 “Insurance Contracts” (“IFRS 17”) will change the accounting by all entities that issue insurance contracts and investment contracts with discretionary participation features. The new standard will be effective for annual periods beginning on or after January 1, 2023 with early application permitted.  We are currently evaluating the impact of this standard on our consolidated financial statements and do not expect that the adoption of the standard will have a significant impact on our consolidated financial statements.

Definition of Material - Amendments to IAS 1 and IAS 8

In October 2018, the IASB issued amendments to IAS 1, Presentation of Financial Statements, and IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors, to align the definition of ‘‘material’’ across the standards and to clarify certain aspects of the definition. The new definition states that, ‘‘Information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general-purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity.’’ The amendments clarify that materiality will depend on the nature or magnitude of information, or both. An entity will need to assess whether the information, either individually or in combination with other information, is material in the context of the financial statements. The amendments are effective for annual periods beginning on or after January 1, 2020 with early application permitted. Technip Energies does not expect that the adoption of the amendments will have a significant impact on its combined financial statements.

A number of narrow-scope amendments to IAS 16, IAS 36 and some annual improvements on IFRS 1, IFRS 4, IFRS 9, IFRS 14 and IFRS 16

The new amendments will be effective for annual periods beginning on or after January 1, 2022 with early application permitted. We are currently evaluating the impact of these amendments on our consolidated financial statements and do not expect that the adoption of these amendments will have a significant impact on our consolidated financial statements.